DBs Ownership Interest following Initial Public Offering of DWS Shares (Detail: Text Values)	Dec. 31, 2018 EUR (€) € / shares shares
DBs Ownership Interest following Initial Public Offering of DWS Shares [Abstract]
Total placement volume of DWS shares	44,500,000
Included: over-allotments (greenshoe) of shares	4,500,000
Share price offered in the IPO as announced on March 22, 2018 in EUR per share | € / shares	€ 32.5
Number of DWS shares sold as of March 31, 2018, in shares	40,000,000
Market capitalization of DWS based on the placement price | €	€ 6,500,000,000
Gross proceeds from placement of DWS shares | €	€ 1,300,000,000
Proportion of outside shareholders in DWS after placement, in percent	20.00%
Carrying amount of DWS net assets in the Groups consolidated financial statements on the date of the IPO | €	€ 6,000,000,000
Alloction of shares out of the total greenshoe volume of 4.5 million shares to new shareholders by the end of the stabilization period (April 20, 2018), in shares	1,018,128
Proportion of outside shareholders in DWS by the end of the stabilization period, in percent	21.00%